Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Value Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 3.9%
Diversified Telecommunication Services 3.9%
Verizon Communications, Inc.	1,892,344	71,852,302
Total Communication Services		71,852,302
Consumer Discretionary 3.8%
Internet & Direct Marketing Retail 0.4%
Qurate Retail, Inc.	3,605,891	7,247,841
Specialty Retail 3.4%
Lowe’s Companies, Inc.	330,048	61,986,315
Total Consumer Discretionary		69,234,156
Consumer Staples 3.3%
Tobacco 3.3%
Philip Morris International, Inc.	727,694	60,405,879
Total Consumer Staples		60,405,879
Energy 10.6%
Energy Equipment & Services 1.8%
TechnipFMC PLC(a)	3,902,586	33,015,878
Oil, Gas & Consumable Fuels 8.8%
Chevron Corp.	265,619	38,161,482
Marathon Petroleum Corp.	664,493	66,004,089
Williams Companies, Inc. (The)	1,937,451	55,469,222
Total		159,634,793
Total Energy		192,650,671
Financials 17.9%
Banks 10.5%
Bank of America Corp.	1,746,306	52,738,441
Citigroup, Inc.	969,595	40,403,024
JPMorgan Chase & Co.	368,793	38,538,869
Wells Fargo & Co.	1,508,274	60,662,780
Total		192,343,114
Capital Markets 2.0%
Morgan Stanley	463,971	36,658,349
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.4%
American International Group, Inc.	905,832	43,008,903
MetLife, Inc.	911,724	55,414,585
Total		98,423,488
Total Financials		327,424,951
Health Care 15.5%
Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	734,304	39,549,613
Health Care Providers & Services 10.0%
Centene Corp.(a)	729,604	56,770,487
Cigna Corp.	257,710	71,506,794
Humana, Inc.	111,397	54,048,710
Total		182,325,991
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	853,505	60,675,671
Total Health Care		282,551,275
Industrials 9.1%
Aerospace & Defense 2.9%
Raytheon Technologies Corp.	647,904	53,037,421
Airlines 2.3%
Southwest Airlines Co.(a)	1,359,381	41,923,310
Machinery 1.3%
Caterpillar, Inc.	145,534	23,879,219
Road & Rail 2.6%
CSX Corp.	1,033,545	27,533,639
Union Pacific Corp.	103,605	20,184,326
Total		47,717,965
Total Industrials		166,557,915
Information Technology 13.4%
Communications Equipment 3.2%
Cisco Systems, Inc.	1,456,724	58,268,960
Electronic Equipment, Instruments & Components 3.1%
Corning, Inc.	1,956,164	56,767,879
Columbia Variable Portfolio – Select Large Cap Value Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Value Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.6%
Applied Materials, Inc.	611,541	50,103,554
QUALCOMM, Inc.	465,232	52,561,912
Total		102,665,466
Software 1.5%
Teradata Corp.(a)	863,186	26,810,557
Total Information Technology		244,512,862
Materials 9.8%
Chemicals 3.7%
FMC Corp.	648,542	68,550,889
Metals & Mining 6.1%
Barrick Gold Corp.	3,285,387	50,923,499
Freeport-McMoRan, Inc.	2,191,618	59,896,920
Total		110,820,419
Total Materials		179,371,308
Utilities 10.3%
Electric Utilities 7.6%
FirstEnergy Corp.	2,028,207	75,043,659
PG&E Corp.(a)	5,115,106	63,938,825
Total		138,982,484
Independent Power and Renewable Electricity Producers 2.7%
AES Corp. (The)	2,173,314	49,116,896
Total Utilities		188,099,380
Total Common Stocks (Cost $1,638,891,671)		1,782,660,699
Preferred Stocks 0.2%
Issuer		Shares	Value ($)
Consumer Discretionary 0.2%
Internet & Direct Marketing Retail 0.2%
Qurate Retail, Inc.	8.000%	87,561	3,987,528
Total Consumer Discretionary			3,987,528
Total Preferred Stocks (Cost $13,121,618)			3,987,528

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(c)	42,947,939	42,926,465
Total Money Market Funds (Cost $42,924,794)		42,926,465
Total Investments in Securities (Cost: $1,694,938,083)		1,829,574,692
Other Assets & Liabilities, Net		(3,797,404)
Net Assets		1,825,777,288

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	45,107,980	300,656,042	(302,840,958)	3,401	42,926,465	(19,366)	358,114	42,947,939
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Select Large Cap Value Fund | Third Quarter Report 2022

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